Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	BNY MELLON FUNDS TRUST - BNY Mellon New York Intermediate Tax-Exempt Bond Fund Supplement to Prospectus dated December 31, 2012
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon New York Intermediate Tax-Exempt Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund’s current investment style than the fund’s former benchmark index.

Fund	Current Benchmark Index	Former Benchmark Index
BNY Mellon National Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon National Short- Term Municipal Bond Fund	S&P Municipal Bond Investment Grade Short Index	S&P Municipal Bond Short Index
BNY Mellon Pennsylvania Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon Massachusetts Intermediate Municipal Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index
BNY Mellon New York Intermediate Tax-Exempt Bond Fund	S&P Municipal Bond Investment Grade Intermediate Index	S&P Municipal Bond Intermediate Index

The S&P Municipal Bond Investment Grade Intermediate Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by Standard & Poor's Ratings Services ("S&P"), Baa3 by Moody's Investors Service, Inc. ("Moody's) or BBB- by Fitch Ratings ("Fitch") with a minimum maturity of three years and a maximum maturity of up to, but not including, fifteen years as measured from the date on which the Index is rebalanced (the "Rebalancing Date").

The S&P Municipal Bond Investment Grade Short Index consists of bonds in the S&P Municipal Bond Index that are rated at least BBB- by S&P, Baa3 by Moody's or BBB- by Fitch with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.

The S&P Municipal Bond Index is a broad, market-weighted index of individual bond issues that are exempt from U.S. federal income taxes.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 1, 2013, each fund changed its benchmark index to the current benchmark index set forth below from its corresponding former benchmark index set forth below. The current benchmark index is deemed to be more reflective of the relevant fund's current investment style than the fund's former benchmark index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following information supplements and should be read in conjunction with the information contained in the section of the Trust’s Prospectus entitled “Fund Summary – BNY Mellon New York Intermediate Tax-Exempt Bond Fund – Performance”:

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/11
S&P Municipal Bond Investment Grade Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[1],[2]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05		[1],[2]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10		[1],[2]
S&P Municipal Bond Intermediate Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.19%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.95%	[1]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.57%	[1]
Class M
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.22%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.24%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.66%	[3]
Class M | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.18%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.22%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.63%	[3]
Class M | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.27%	[3]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.99%	[3]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.50%	[3]
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.94%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.96%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.39%	[4]

[1]	Unlike the fund, the Index is not limited to obligations issued by a single state or municipalities in that state.
[2]	The S&P Municipal Bond Investment Grade Intermediate Index was first calculated on 3/18/13. Accordingly, the fund will continue to report the performance of the S&P Municipal Bond Intermediate Index until the S&P Municipal Bond Investment Grade Intermediate Index has been calculated for a 10-year period.
[3]	Reflects the performance of the predecessor fund's Institutional shares through September 12, 2008.
[4]	Reflects the performance of the predecessor fund's Class A shares through September 12, 2008.